Schedule I—Condensed Financial Information of the Company (Tables)	12 Months Ended
Jun. 30, 2024
Schedule I—Condensed Financial Information of the Company [Abstract]
Schedule of Balance Sheets	Balance Sheets
	As of June 30,
	2023	2024	2024
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	2,605	11,792	1,623
Amounts due from subsidiaries	809	1,210	167
Total current assets	3,414	13,002	1,790
Investments in subsidiaries	213,620	1,318,077	181,373
Total assets	217,034	1,331,079	183,163

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Accrued payroll	-	163	24
Total current liabilities	-	163	24
Total liabilities	-	163	24

Mezzanine equity	-	45,794	6,301
EQUITY:
Ordinary shares (Authorized shares:1,950,000,000 at US$0.001 each; issued 90,472,014 and 376,581,138 shares, of which 90,472,014 and 370,551,728 shares were outstanding as of June 30, 2023 and 2024, respectively)	600	2,617	360
Treasury stock	-	(29)	(4)
Additional paid-in capital	224,694	1,583,017	217,830
Retained earnings	(8,427)	(298,190)	(41,032)
Accumulated other comprehensive income	167	(2,293)	(316)
Total equity	217,034	1,285,122	176,838
Total liabilities, mezzanine equity and equity	217,034	1,331,079	183,163

Schedule of Condensed Statements of Operations and Comprehensive Income (loss)	Statements of Operations and Comprehensive Loss
	Years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

General and administrative expenses	(1,610)	(2,084)	(5,759)	(792)
Other income, net	227	286	681	93
Equity in loss of subsidiaries	(59,220)	(41,771)	(284,592)	(39,161)
Loss before income taxes	(60,603)	(43,569)	(289,670)	(39,860)
Income tax expense	(64)	(8)	-	-
Net loss	(60,667)	(43,577)	(289,670)	(39,860)
Other comprehensive income, net of tax: Foreign currency translation adjustments	417	560	(2,460)	(339)
Total Comprehensive loss	(60,250)	(43,017)	(292,130)	(40,199)

Schedule of Statements of Cash Flows	Statements of Cash Flows
	Year Ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net loss	(60,667)	(43,577)	(289,670)	(39,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	59,282	41,791	284,592	39,161
Compensation expenses associated with stock options	-	-	-	-
Other non-cash adjustments	-	-	6	1
Changes in operating assets and liabilities:	-	-	-	-
Other receivables	(78)	(731)	(401)	(55)
Other payables and accrued expense	8	(218)	163	23
Net cash used in operating activities	(1,455)	(2,735)	(5,310)	(730)
Cash flows from investing activities:
Capital contribution to a subsidiary	-	(6,952)	-	-
Net cash used in investing activities	-	(6,952)	-	-
Cash flows from financing activities:
Proceeds on exercise of stock options	-	-	44,968	6,188
Payment for purchase of non-controlling interests	-	-	(20,623)	(2,838)
Payment for repurchase of ordinary shares	-	-	(10,028)	(1,380)
Net cash generated from financing activities	-	-	14,317	1,970
Net (decrease) increase in cash and cash equivalents	(1,455)	(9,687)	9,007	1,240
Cash and cash equivalents and restricted cash at beginning of year	12,770	11,732	2,605	358
Effect of exchange rate changes on cash and cash equivalents	417	560	180	25
Cash and cash equivalents and restricted cash at the end of the year	11,732	2,605	11,792	1,623